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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number: ____

  This Amendment (Check only one):     [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Genesis Asset Managers, LLP
Address:          Heritage Hall, P.O. Box 225
                  Le Marchant Street, St. Peter Port
                  Guernsey, GYI 4HY, Channel Islands

13F File Number:  28-10957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Karen L. Yerburgh
Title:            Managing Partner
Phone:            020-7201-7200

Signature, Place, and Date of Signing:

 /s/ Karen L. Yerburgh           London, United Kingdom        May 13, 2011
      [Signature]                   [City, State]                 [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number      Name

     28-01190                  Frank Russell Company
        ------------------     ----------------------------------
     [Repeat as necessary]
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  12

Form 13F Information Table Value Total:  $1,941,765,965.56


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.      13F File Number      Name

              28-10955             Genesis Investment Management, LLP

GENESIS ASSET MANAGERS, LLP

AS AT - 31 MARCH 2011

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                             Item 2 -                          Item 4:                     Item 6:            Item 8:
                             Title or Item 3 -                   FMV           Item 5:       Inv     Item 7:  Voting
Item 1 - Stock Name           Class   CUSIP     Portfolio     (in US$)         Shares     Discretion Manager Authority
-------------------          ------   --------  --------     -------------   -----------  ---------- ------- ---------
AMERICA MOVIL ADR              ADR    02364W105
                                                             660,502,761.80 11,368,378.00    sole       1      sole     9,029,600
                                                                                                               none     2,338,778

BANCO MACRO BANSUD ADR         ADR    05961W105
                                                              79,279,415.00     1,980,500    sole       1      sole     1,945,900
                                                                                                               none        34,600

BANCO SANTANDER BRASIL - ADS   ADS    05967A107
                                                             485,956,657.24 39,637,574.00    sole       1      sole    31,460,677
                                                                                                               none     8,176,897

BANCOLOMBIA ADR                ADR    05968L102
                                                             155,274,738.32     2,478,052    sole       1      sole     1,793,053
                                                                                                               none       684,999

CNINSURE ADR                   ADR    18976M103
                                                              42,827,499.36  3,304,591.00    sole       1      sole     3,170,294
                                                                                                               none       134,297

COMPANHIA BRASILEIRA DE
DIST. ADR                      ADR    20440T201
                                                              98,266,435.19     2,343,583    sole       1      sole     1,863,181
                                                                                                               none       480,402

EMBOTELLADORA ANDINA
ADR REP A                      ADR    29081P204
                                                               6,700,321.80       282,714    sole       1      sole       158,095
                                                                                                               none       124,619

EMBOTELLADORA ANDINA
ADS REP B                      ADS    29081P303
                                                              72,122,739.92     2,464,892    sole       1      sole     1,987,432
                                                                                                               none       477,460

FEMSA ADS                      ADS    344419106
                                                             307,554,893.20     5,239,436    sole       1      sole     4,300,538
                                                                                                               none       938,898

INFOSYS TECHNOLOGY LTD ADR     ADR    456788108
                                                               6,966,515.40        97,162    sole       1      sole        97,162
                                                                                                               none             0
PLATINUM GROUP METALS LTD      ORD    72765Q205
                                                              14,715,351.56     7,534,260    sole       1      sole     7,534,260
                                                                                                               none             0
RETALIX LTD                    ORD    M8215W109
                                                              11,598,636.77       842,618    sole       1      sole       842,618
                                                                                                               none             0

                                                           ----------------
                                                           1,941,765,965.56
                                                           ================
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